Business Combination (Details)		1 Months Ended		12 Months Ended
	Mar. 01, 2021 CNY (¥)	Sep. 28, 2020	Mar. 26, 2020 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Jul. 01, 2021 CNY (¥)	Jul. 01, 2021 USD ($)	May 28, 2021 CNY (¥)	May 28, 2021 USD ($)	Mar. 01, 2021 USD ($)	Jan. 22, 2021 CNY (¥)	Jan. 22, 2021 USD ($)	Nov. 27, 2020 CNY (¥)	Nov. 27, 2020 USD ($)
Business Combination (Details) [Line Items]
Description of acquisitions	(“Shenzhen Shengtang”), Ltd., a provider of electronic components, for RMB 2 (approximately USD 0.3). On May 28, 2021, Shenzhen ICinit purchased 100% equity interests of Tianjin Yaodi Tomorrow Technology Co. (“Tianjin Yaodi”), Ltd., a provider of electronic components, for RMB 2 (approximately USD 0.3).
Business acquisition payable				¥ 1,864,131		¥ 1,864,131
Net of discount				0		1,830,546
Business combination, amortization expense				556,909		914,864		$ 87,349
Fair value measurement of acquisition payable				3,239,892	$ 508,163
Acquisition payable decreased				0
Fair value of customer relationship				¥ 27,300,000	$ 4,000,000
Estimated average finite useful lives				4 years	4 years
Fair value of cloud computing technologies				¥ 3,100,000	$ 400,000
Estimated average finite useful lives of technologies				5 years	5 years
Goodwill arising from acquisition				¥ 55,500,000				$ 8,100,000
Amount of revenue						124,413,884	$ 19,067,554
Net income from the acquisition						7,734,713	1,185,415
Unaudited pro forma revenue						478,653,124	73,357,925
Unaudited pro forma net income						¥ 8,956,366	$ 1,372,644
Description of acquisitions														On January 22, 2021, Shenzhen ICinit purchased 100% equity interests of Shenzhen Yichong Micro-Electronic Technology Co., Ltd. (“Shenzhen Yichong”), together with its 80% owned subsidiary, Shenzhen Saineng Micro-Electronic Electronic Co., Ltd. (“Shenzhen Saineng”), a provider of electronic components, for RMB 2 (approximately USD 0.3). On March 1, 2021, Shenzhen ICinit purchased 100% equity interests of Shenzhen Shengtang Micro-Electronic Technology Co	On January 22, 2021, Shenzhen ICinit purchased 100% equity interests of Shenzhen Yichong Micro-Electronic Technology Co., Ltd. (“Shenzhen Yichong”), together with its 80% owned subsidiary, Shenzhen Saineng Micro-Electronic Electronic Co., Ltd. (“Shenzhen Saineng”), a provider of electronic components, for RMB 2 (approximately USD 0.3). On March 1, 2021, Shenzhen ICinit purchased 100% equity interests of Shenzhen Shengtang Micro-Electronic Technology Co
Fair value exchange rate											¥ 6.3858	$ 1
Amount of sales				103,201,670	$ 15,947,348
Amount of net income				(783,032)	120,999
Fair value				¥ 9,000,000	$ 1,400,000
Estimated finite useful life				6 years	6 years
Acquisition description				on November 19, 2021 at the rate of USD 1.00 to RMB 6.3825 and the net purchase price allocation on the date of the acquisition of Pengcheng Keyi and translated the fair value from USD to RMB using the exchange rate on December 7, 2021 at the rate of USD 1.00 to RMB 6.3738.	on November 19, 2021 at the rate of USD 1.00 to RMB 6.3825 and the net purchase price allocation on the date of the acquisition of Pengcheng Keyi and translated the fair value from USD to RMB using the exchange rate on December 7, 2021 at the rate of USD 1.00 to RMB 6.3738.
Fe-da Electronics [Member]
Business Combination (Details) [Line Items]
Acquired equity interests percentage		100.00%
Acquisition consideration, description		According to the agreement, acquisition consideration is up to USD 35 million (approximately RMB 228.4 million) to acquire the 100% equity interests of Fe-da Electronics. Pursuant to the amended and supplemented agreement, VIYI is to pay USD 15 million (approximately RMB 97.9 million) in cash, and the remaining cash payments for this acquisition are expected to be made in three installments during the next three years, subject to the fulfilment of certain performance conditions by Fe-da Electronics. The first payment of USD 6 million (approximately RMB 39.1 million) is due on March 31, 2022 if the net income of Fe-da Electronics for the year of 2021 is at least USD 3 million (approximately RMB 19.6 million); the second payment of USD 6 million (approximately RMB 39.1 million) is due on March 31, 2023 if the net income of Fe-da Electronics for the year of 2022 is at least USD 6 million (approximately RMB 39.1 million); and the third payment of USD 8 million (approximately RMB 52.2 million) is due on March 31, 2024 if the net income of Fe-da Electronics for the year of 2023 is at least USD 9 million (approximately RMB 58.7 million).
Number of installments			3
Settlement term			3 years
Target net income (in Dollars) | $			$ 20,000,000
Foreign currency translation adjustment, description		the Company and translated the fair value from USD to RMB using the exchange rate on September 28, 2020 at the rate of USD 1.00 to RMB 6.8252.
VIYI [Member]
Business Combination (Details) [Line Items]
Business acquisition payable																¥ 97,900,000	$ 15,000,000
Acquisitions of Tapuyu and Pengcheng Keyi [Member]
Business Combination (Details) [Line Items]
Description of acquisitions				On September 27, 2020, VIYI entered into Acquisition Framework Agreement, which was amended and supplemented on September 28, 2020, to acquire 100% equity interests of Fe-da Electronics Company Pte Ltd. (“Fe-da Electronics”), a provider of Internet of Things solutions based in Singapore, to accelerate the development of the Company’s computer chip and intelligent chip business. The transaction consummated on September 28, 2020	On September 27, 2020, VIYI entered into Acquisition Framework Agreement, which was amended and supplemented on September 28, 2020, to acquire 100% equity interests of Fe-da Electronics Company Pte Ltd. (“Fe-da Electronics”), a provider of Internet of Things solutions based in Singapore, to accelerate the development of the Company’s computer chip and intelligent chip business. The transaction consummated on September 28, 2020
Shenzhen Yichong [Member]
Business Combination (Details) [Line Items]
Fair value exchange rate														¥ 6.4617	$ 1
Shenzheng Shengtang [Member]
Business Combination (Details) [Line Items]
Fair value exchange rate	¥ 6.4754												$ 1
Shanghai Guoyu [Member]
Business Combination (Details) [Line Items]
Description of acquisitions									, Ltd (“Shanghai Guoyu”). The remaining 1% of Shanghai Guoyu is acquired by YY Online. The aggregate purchase price is RMB 20,000,000. On July 19, 2021 Shanghai Guoyu established 100% owned subsidiary Kashi Guoyu Information Technologies Co., Ltd (“Kashi Guoyu”).	, Ltd (“Shanghai Guoyu”). The remaining 1% of Shanghai Guoyu is acquired by YY Online. The aggregate purchase price is RMB 20,000,000. On July 19, 2021 Shanghai Guoyu established 100% owned subsidiary Kashi Guoyu Information Technologies Co., Ltd (“Kashi Guoyu”).
Fair value exchange rate									¥ 6.4709	$ 1